Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Derek Janssen (Co-Portfolio Manager) has managed the fund since 2016.
Forrest St. Clair (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Mr. St. Clair will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Derek Janssen is Co-Portfolio Manager of the fund, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.
Forrest St. Clair is Co-Portfolio Manager of the fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. St. Clair has worked as a research analyst and portfolio manager.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Mr. St. Clair will assume sole portfolio manager responsibilities.
SMR-PSTK-0323-122 1.769904.122	March 1, 2023
Supplement to the
Fidelity® Series Small Cap Discovery Fund
June 29, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Derek Janssen (Co-Portfolio Manager) has managed the fund since 2016.
Forrest St. Clair (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Mr. St. Clair will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Derek Janssen is Co-Portfolio Manager of the fund, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.
Forrest St. Clair is Co-Portfolio Manager of the fund, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. St. Clair has worked as a research analyst and portfolio manager.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Mr. St. Clair will assume sole portfolio manager responsibilities.
XS4-PSTK-0323-106 1.9867095.106	March 1, 2023